UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  6/30/2011
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   028-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  8/12/2011

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: $142554

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----

AT&T Corp                    COM       001957109    1042      33162   SH          SOLE             33162    0      0
Adobe Systems Inc            COM       00724F101    2545      80909   SH          SOLE             80909    0      0
Akamai Technologies          COM       00971T101    3304     104974   SH          SOLE            104974    0      0
Royal Dutch Shell PLC        COM       020503181    3565      49680   SH          SOLE             49680    0      0
American Express             COM       025816109     900      17400   SH          SOLE             17400    0      0
Invesco  Ltd                 COM       033203250    2812     120155   SH          SOLE            120155    0      0
Apple Computer               COM       037833100    1087       3237   SH          SOLE              3237    0      0
Automatic Data Processing    COM       053015103     337       6400   SH          SOLE              6400    0      0
Brown & Brown Inc            COM       115236101    2281      88908   SH          SOLE             88908    0      0
CVS Corporation              COM       126650100    1045      27800   SH          SOLE             27800    0      0
Cavium Networks, Inc.        COM       14964U108    1890      43365   SH          SOLE             43365    0      0
Chevron Corp.                COM       166764100    4925      47887   SH          SOLE             47887    0      0
Cisco Systems Inc.           COM       17275R102    2888     185024   SH          SOLE            185024    0      0
Citigroup 7.5% Pfd           PFD       172967416     336       2800   SH          SOLE              2800    0      0
Coca-Cola                    COM       191216100    1030      15300   SH          SOLE             15300    0      0
Colgate Palmolive            COM       194162103    2973      34010   SH          SOLE             34010    0      0
Costco Wholesale Corp        COM       22160K105    3412      42003   SH          SOLE             42003    0      0
Danaher Corp Del             COM       235851102     832      15700   SH          SOLE             15700    0      0
Diageo PLC-SP ADR            SPON ADR  25243Q205    3285      40124   SH          SOLE             40124    0      0
Disney (Walt & Co.)          COM       254687106    2511      64330   SH          SOLE             64330    0      0
Dollar Tree, Inc             COM       256746108     706      10600   SH          SOLE             10600    0      0
Emerson Electric             COM       291011104    3961      70414   SH          SOLE             70414    0      0
Expeditors Intl Wash Inc     COM       302130109    3244      63375   SH          SOLE             63375    0      0
Express Scripts Inc          COM       302182100     684      12680   SH          SOLE             12680    0      0
Exxon Mobil  Corp            COM       30231G102    1020      12534   SH          SOLE             12534    0      0
Ford Motor Co                COM       345370860     222      16100   SH          SOLE             16100    0      0
Gen-Probe Inc.               COM       36866T103    1686      24375   SH          SOLE             24375    0      0
General Electric             COM       369604103     338      17896   SH          SOLE             17896    0      0
Goldman Sachs Group          COM       38141G104     416       3125   SH          SOLE              3125    0      0
Google Inc. - Cl A           COM       38259P508     547       1081   SH          SOLE              1081    0      0
Hess Corporation             COM       42809H107    2083      27865   SH          SOLE             27865    0      0
Hewlett Packard              COM       428236103    1215      33390   SH          SOLE             33390    0      0
Illumina Inc.                COM       452327109    1691      22500   SH          SOLE             22500    0      0
Intel Corp.                  COM       458140100    2028      91494   SH          SOLE             91494    0      0
Int'l Business Machines      COM       459200101    1997      11642   SH          SOLE             11642    0      0
J.P.Morgan Chase & Co        COM       46625H100    1306      31900   SH          SOLE             31900    0      0
Lindsay Corporation          COM       535555106    3656      53144   SH          SOLE             53144    0      0
Lowes Companies  Inc.        COM       548661107     620      26600   SH          SOLE             26600    0      0
Rare Earth ETF               COM       57060U472    1679      65085   SH          SOLE             65085    0      0
McDonald's Corp              COM       580135101    1094      12980   SH          SOLE             12980    0      0
Microsoft Corp               COM       594918104    2424      93246   SH          SOLE             93245    0      0
Myriad Gentics               COM       62855J104    1854      81660   SH          SOLE             81660    0      0
National Oilwell Varco INC   COM       637071101     747       9550   SH          SOLE              9550    0      0
Novartis A G Spon ADR        SPON ADR  66987V109    2936      48045   SH          SOLE             48045    0      0
Nucor Corporation            COM       670346105    2892      70160   SH          SOLE             70160    0      0
Oracle Corp.                 COM       68389X105    4030     122469   SH          SOLE            122469    0      0
Paychex Inc.                 COM       704326107    4275     139170   SH          SOLE            139170    0      0
Pepsico Inc.                 COM       713448108     683       9700   SH          SOLE              9700    0      0
Power Integrations           COM       739276103    3509      91299   SH          SOLE             91299    0      0
Praxair Inc                  COM       74005P104    2909      26835   SH          SOLE             26835    0      0
Qualcomm Inc                 COM       747525103     264       4650   SH          SOLE              4650    0      0
Schlumberger Ltd             COM       806857108    4486      51917   SH          SOLE             51917    0      0
Materials Select Sector SPDR COM       81369Y100     398      10118   SH          SOLE             10118    0      0
Healthcare SPDR              COM       81369Y209    1058      29781   SH          SOLE             29781    0      0
Consumer Staples SPDR        COM       81369Y308     483      15453   SH          SOLE             15453    0      0
Consumer Disc SPDR           COM       81369Y407     475      11819   SH          SOLE             11819    0      0
Energy Select SPDR           COM       81369Y506     621       8244   SH          SOLE              8244    0      0
Financial Select Sector      COM       81369Y605     541      35252   SH          SOLE             35252    0      0
Industrial Sector SPDR       COM       81369Y704    1052      28243   SH          SOLE             28243    0      0
Technology Sector SPDR       COM       81369Y803    1652      64286   SH          SOLE             64286    0      0
Utilities Sector SPDR        COM       81369Y886    2505      74835   SH          SOLE             74835    0      0
Sigma-Aldrich                COM       826552101    2489      33922   SH          SOLE             33922    0      0
J.M. Smucker                 COM       832696405    3417      44697   SH          SOLE             44697    0      0
Staples                      COM       855030102     589      37275   SH          SOLE             37275    0      0
GOLD Trust ETF               COM       863307104    1160       7945   SH          SOLE              7945    0      0
Sun Hydraulics Corp          COM       866942105    2528      52886   SH          SOLE             52886    0      0
TJX Companies Inc.           COM       872540109    3630      69112   SH          SOLE             69112    0      0
Thermo Fisher Scientific     COM       883556102    3160      49071   SH          SOLE             49071    0      0
3M Company                   COM       88579Y101    3066      32327   SH          SOLE             32327    0      0
Travelers Companies  Inc.    COM       89417E109    2318      39709   SH          SOLE             39709    0      0
US Bancorp                   COM       902973304     902      35364   SH          SOLE             35364    0      0
Varian Medical Systems Inc.  COM       92220P105    3121      44567   SH          SOLE             44567    0      0
Verizon Communications       COM       92343V104    2369      63643   SH          SOLE             63643    0      0
Walgreen Co                  COM       931422109     818      19260   SH          SOLE             19260    0      0